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             [Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]



                                                              December 23, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



        Re: Van Kampen Life Investment Trust Enterprise Portfolio
            Preliminary Proxy Materials


Ladies and Gentlemen:


        Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) of the General Rules and Regulations promulgated thereunder, Van Kampen Life Investment Trust, on behalf of its series, the Enterprise Portfolio, hereby files via EDGAR a copy of its preliminary proxy materials. No filing fee is paid herewith because no filing fee is required.


        If you have any questions regarding the foregoing, please contact the undersigned at (312) 407-0863 or Elisa Mitchell at (630) 684-6724.


                                Very truly yours,

                                /s/ Charles B. Taylor
                                    -----------------------------
                                    Charles B. Taylor


Enclosures